UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13-F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Speece, Lewis & Thorson, Inc.
Address:	2270 Metropolitan Centre
		Minneapolis, MN  55402-2433

13F File Number: 28-3666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Fred H. Speece, Jr., CFA
Title:		Principal
Phone:		(612) 338-7043

      Fred H. Speece, Jr.   Minneapolis, Minnesota   April 26, 2000

Report Type:  (Check only one.):

[ X ]   13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

SEC13F.LNS               SPEECE, LEWIS & THORSON, INC.

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/00
                         RUN DATE: 04/26/00  8:27 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   37

FORM 13F INFORMATION TABLE VALUE TOTAL:   $156,145,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                        PORTVUE-SEC13F.LNP
RUN DATE: 04/26/00  8:27 A.M.
                                                     FORM 13F INFORMATION TABLE
11:06 AM 04/26/2000
                                                       AS OF DATE: 03/31/00
11:07 AM 04/26/2000

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMBAC FINANCIAL GROUP INC      COM              023139108     2809    55756 SH       SOLE                    55756        0        0
AMSOUTH BANCORPORATION COM     COM              032165102     2737   183234 SH       SOLE                   183234        0        0
AVNET INC COM                  COM              053807103     3081    48900 SH       SOLE                    48900        0        0
BARD C R INC COM               COM              067383109     3151    81450 SH       SOLE                    81450        0        0
BORDERS GROUP INC COM          COM              099709107     5271   306700 SH       SOLE                   306700        0        0
BOWATER INC COM                COM              102183100     5338   100000 SH       SOLE                   100000        0        0
CK WITCO CORP.                 COM              12562C108     4171   409450 SH       SOLE                   409450        0        0
CONOCO INC CL A                COM              208251306     4698   190800 SH       SOLE                   190800        0        0
COOPER INDUSTRIES INC          COM              216669101     4081   116600 SH       SOLE                   116600        0        0
DELHAIZE AMER INC CL A         COM              246688105     3005   166930 SH       SOLE                   166930        0        0
DEVON ENERGY CORP NEW COM      COM              25179M103     5009   103150 SH       SOLE                   103150        0        0
DOVER CORP                     COM              260003108     5905   123350 SH       SOLE                   123350        0        0
DPL INC COM                    COM              233293109     4876   219780 SH       SOLE                   219780        0        0
EDWARDS A G INC COM            COM              281760108     5308   132700 SH       SOLE                   132700        0        0
ENSCO INTL INC COM             COM              26874Q100     5034   139350 SH       SOLE                   139350        0        0
FURNITURE BRANDS INTL INC COM  COM              360921100     4755   252750 SH       SOLE                   252750        0        0
HANNAFORD BROS CO COM          COM              410550107     5520    74850 SH       SOLE                    74850        0        0
HORACE MANN EDUCATORS CP NEWCO COM              440327104     3551   192600 SH       SOLE                   192600        0        0
HORMEL GEO A & CO              COM              440452100     3670   223250 SH       SOLE                   223250        0        0
JEFFERSON PILOT CORP COM       COM              475070108     4852    72900 SH       SOLE                    72900        0        0
KEYSPAN CORP COM               COM              49337W100     5921   214350 SH       SOLE                   214350        0        0
LEGGETT & PLATT INC            COM              524660107     5727   266350 SH       SOLE                   266350        0        0
MBIA INC                       COM              55262C100     2593    49800 SH       SOLE                    49800        0        0
MILLER HERMAN INC COM          COM              600544100     4568   163150 SH       SOLE                   163150        0        0
NCR CORP NEW COM               COM              62886E108     5002   124650 SH       SOLE                   124650        0        0
NICOR INC COM                  COM              654086107     3613   109700 SH       SOLE                   109700        0        0
NISOURCE INC                   COM              65473P105     2357   139650 SH       SOLE                   139650        0        0
SHERWIN WILLIAMS CO            COM              824348106     5102   230600 SH       SOLE                   230600        0        0
SNAP ON TOOLS CORP             COM              833034101     5104   194900 SH       SOLE                   194900        0        0
SOUTHTRUST CORP COM            COM              844730101     3304   129900 SH       SOLE                   129900        0        0
STANDARD REGISTER CO           COM              853887107     1071    83150 SH       SOLE                    83150        0        0
TIDEWATER INC                  COM              886423102     2857    89800 SH       SOLE                    89800        0        0
UNOCAL CORP COM                COM              915289102     3863   129850 SH       SOLE                   129850        0        0
UTILICORP UTD INC COM          COM              918005109     3314   183500 SH       SOLE                   183500        0        0
WERNER ENTERPRISES INC COM     COM              950755108     5670   333550 SH       SOLE                   333550        0        0
WILMINGTON TR CORP COM         COM              971807102     3268    67200 SH       SOLE                    67200        0        0
XL CAPITAL LTD.                COM              G98255105     5989   108150 SH       SOLE                   108150        0        0

     LINE COUNT: 37